PENSIONS - Schedule of movements in the net defined benefit pension liabilities/(assets) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Changes in net defined benefit liability (asset) [abstract]
Beginning balance	$ 18.3	$ 23.9	$ 31.8
Current service cost	3.5	3.1	3.0
Past service cost and (gain) on settlements	(0.5)	(0.5)	(0.2)
Administration cost paid from plan assets	0.2	0.1	0.0
Interest expense/(income)	0.3	0.5	0.9
Cost recognized in the consolidated statement of income and loss	3.5	3.3	3.6
Remeasurements:
Return on plan assets, excluding amounts included in interest expenses/(income)	(7.6)	3.6	(11.3)
Loss from change in demographic assumptions	0.2	(0.3)	(0.2)
Loss from change in financial assumptions	1.2	(6.8)	5.1
Experience gains	(1.1)	1.1	2.8
Change in the effect of the asset ceiling	(0.5)	0.5
Remeasurements effects recognized in OCI	(7.8)	(1.9)	(3.6)
Contributions:
Employers	(3.1)	(2.4)	(6.4)
Employees	(0.1)	0.0	0.0
Benefits paid from plan assets	(1.2)	(1.7)	(2.5)
Other changes			1.2
Exchange rate differences	3.3	(2.8)	(0.2)
Ending balance	13.1	18.3	23.9
Present value of defined benefit obligation
Changes in net defined benefit liability (asset) [abstract]
Beginning balance	171.0	181.2	168.4
Current service cost	3.5	3.1	3.0
Past service cost and (gain) on settlements	(0.5)	(0.5)	(0.2)
Administration cost paid from plan assets	(0.2)	(0.3)	(0.3)
Interest expense/(income)	8.2	7.7	7.8
Cost recognized in the consolidated statement of income and loss	11.0	10.1	10.3
Remeasurements:
Return on plan assets, excluding amounts included in interest expenses/(income)	0.0	0.0	0.0
Loss from change in demographic assumptions	0.2	(0.3)	(0.2)
Loss from change in financial assumptions	1.2	(6.8)	5.1
Experience gains	(1.1)	1.1	3.9
Change in the effect of the asset ceiling	0.0	0.0
Remeasurements effects recognized in OCI	0.2	(6.0)	8.8
Contributions:
Employers	(1.2)	(0.1)	(0.3)
Employees	0.3	(0.4)	(0.4)
Benefits paid from plan assets	(9.3)	(10.0)	(10.0)
Other changes			2.0
Exchange rate differences	6.1	(4.5)	1.7
Ending balance	178.2	171.0	181.2
Fair value of plan assets
Changes in net defined benefit liability (asset) [abstract]
Beginning balance	(152.7)	(157.3)	(136.6)
Current service cost	0.0	0.0	0.0
Past service cost and (gain) on settlements	0.0	0.0	0.0
Administration cost paid from plan assets	0.4	0.4	0.3
Interest expense/(income)	(7.9)	(7.2)	(6.9)
Cost recognized in the consolidated statement of income and loss	(7.5)	(6.8)	(6.6)
Remeasurements:
Return on plan assets, excluding amounts included in interest expenses/(income)	(7.6)	3.6	(11.3)
Loss from change in demographic assumptions	0.0	0.0	0.0
Loss from change in financial assumptions	0.0	0.0	0.0
Experience gains	0.0	0.0	(1.1)
Change in the effect of the asset ceiling	(0.5)	0.5
Remeasurements effects recognized in OCI	(8.1)	4.1	(12.4)
Contributions:
Employers	(1.9)	(2.4)	(6.1)
Employees	(0.4)	0.4	0.4
Benefits paid from plan assets	8.2	8.3	7.5
Other changes			(0.8)
Exchange rate differences	(2.8)	1.7	(1.9)
Ending balance	$ (165.1)	$ (152.7)	$ (157.3)